MEMBER MANAGEMENT FEES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Member Management Fee Payable [Abstract]
Schedule of members management fees payable

	As of December 31,
	2021	2022
	RMB	RMB
Member management fees payable	15,570	11,087